Related party Transactions and Balances (Details) - Schedule of Balance Due to Related Parties - CNY (¥) ¥ in Thousands	Mar. 31, 2023	Sep. 30, 2022
Related Party Transaction [Line Items]
Due to related parties	¥ 5,394	¥ 4,831
Key Space [Member]
Related Party Transaction [Line Items]
Due to related parties	4,065	4,065
Others [Member]
Related Party Transaction [Line Items]
Due to related parties	¥ 1,329	¥ 766